Goldman Sachs Mid Cap Growth Fund Annual Fund Operating Expenses - Class A C Inst Serv Inv R R6 Shares [Member] - Goldman Sachs Mid Cap Growth Fund	Aug. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 29, 2026
Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.92%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.00%
Component3 Other Expenses	0.20%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	1.37%
Fee Waiver or Reimbursement	(0.22%)	[1]
Net Expenses (as a percentage of Assets)	1.15%
Class C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.92%
Distribution and Service (12b-1) Fees	0.75%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.00%
Component3 Other Expenses	0.20%
Other Expenses (as a percentage of Assets):	0.45%
Expenses (as a percentage of Assets)	2.12%
Fee Waiver or Reimbursement	(0.22%)	[1]
Net Expenses (as a percentage of Assets)	1.90%
Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.92%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.00%
Component3 Other Expenses	0.09%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	1.01%
Fee Waiver or Reimbursement	(0.16%)	[1]
Net Expenses (as a percentage of Assets)	0.85%
Service Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.92%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.25%
Component3 Other Expenses	0.09%
Other Expenses (as a percentage of Assets):	0.34%
Expenses (as a percentage of Assets)	1.51%
Fee Waiver or Reimbursement	(0.16%)	[1]
Net Expenses (as a percentage of Assets)	1.35%
Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.92%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.00%
Component3 Other Expenses	0.20%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	1.12%
Fee Waiver or Reimbursement	(0.22%)	[1]
Net Expenses (as a percentage of Assets)	0.90%
Class R Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.92%
Distribution and Service (12b-1) Fees	0.50%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.00%
Component3 Other Expenses	0.20%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	1.62%
Fee Waiver or Reimbursement	(0.22%)	[1]
Net Expenses (as a percentage of Assets)	1.40%
Class R6 Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.92%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.00%
Component3 Other Expenses	0.08%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	1.00%
Fee Waiver or Reimbursement	(0.16%)	[1]
Net Expenses (as a percentage of Assets)	0.84%

[1]	The Investment Adviser has agreed to (i) waive a portion of its management fee in order to achieve an effective net management fee rate of 0.81% as an annual percentage rate for the Fund’s average daily net assets and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service and shareholder administration fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.004% of the Fund’s average daily net assets. Additionally, Goldman Sachs & Co. LLC (“Goldman Sachs”), the Fund’s transfer agent, has agreed to waive a portion of its transfer agency fee (a component of “Other Expenses”) equal to 0.06% as an annual percentage rate of the average daily net assets attributable to Class A, Class C, Investor, and Class R Shares of the Fund. These arrangements will remain in effect through at least December 29, 2026, and prior to such date, the Investment Adviser and Goldman Sachs may not terminate the arrangements without the approval of the Board of Trustees.